CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Professional fees	13,024	19,103	48,463	56,407
Rent	6,000	6,000	12,000	12,000
Total Operating Expenses	19,024	25,103	60,463	68,407
Profit (Loss) from Operations	(19,024)	(25,103)	(60,463)	(68,407)
Other Income (Expense)
Gain on extinguishment of debt	0	678,233	0	678,233
Interest expense – related party	0	(2,743)	0	(9,304)
Interest expense – other	0	(4,144)	0	(14,796)
Total Other Income (Expense)	(16,509)	671,346	(16,509)	654,133
Provision for Income Taxes	0	0	0	0
NET PROFIT (LOSS)	$ (35,533)	$ 646,243	$ (76,972)	$ 585,726
Net Profit (Loss) Per Share – Basic	$ 0.00	$ 0.01	$ 0.00	$ 0.01
Net Profit (Loss) Per Share – Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Shares Outstanding – Basic	17,204,180	58,510,007	25,892,345	58,788,474
Weighted Average Number of Shares Outstanding – Diluted	17,204,180	558,510,007	25,892,345	558,788,474